Expenses by Nature	12 Months Ended
Dec. 31, 2017
Expenses by Nature
27	EXPENSES BY NATURE

For the years ended December 31 this item comprises the following:

	Cost of goods	Administrative
	and services	expenses
2015
Services provided by third-parties	2,915,682	135,636
Salaries, wages and fringe benefits	2,033,316	199,635
Purchase of goods	1,072,900	7,369
Other management charges	629,799	23,873
Depreciation	186,661	16,711
Amortization of intangibles	74,187	6,489
Taxes	37,129	1,919
Impairment of accounts receivable	13,180	—
Impairment of property, plant and equipment	7,063	2,591

	6,969,917	394,223

2016
Services provided by third-parties	2,317,589	121,294
Salaries, wages and fringe benefits	1,423,664	217,337
Purchase of goods	901,473	—
Impairment of accounts receivable	419,584	—
Other management charges	267,011	24,122
Depreciation	177,699	11,317
Amortization of intangibles	66,862	6,685
Impairment (inventories and accounts receivable)	36,137	—
Taxes	13,740	1,638
Impairment of property, plant and equipment	9,263	—

	5,633,022	382,393

2017
Services provided by third-parties	1,674,731	121,508
Salaries, wages and fringe benefits	1,615,278	205,245
Purchase of goods	1,136,616	140
Other management charges	656,875	54,201
Depreciation	178,209	13,224
Amortization of intangibles	74,515	8,227
Impairment (inventories and accounts receivable)	40,908	—
Taxes	14,860	8,210
Impairment of property, plant and equipment	14,660	20
Impairment of accounts receivable	703	18,406

	5,407,355	429,181

For the year’s ended December 31 wages, salaries and fringe benefits comprise the following items:

	2015	2016	2017
Salaries	1,728,410	1,233,272	1,304,893
Social contributions	164,965	139,423	128,046
Statutory bonuses	129,909	92,418	155,206
Employee’s severance indemnities	91,958	64,421	99,011
Vacations	72,719	58,411	74,759
Worker’s profit sharing (Note 26)	33,972	15,693	14,093
Others	11,018	37,363	44,515

	2,232,951	1,641,001	1,820,523